UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23952

Lincoln Funds Trust

(Exact name of registrant as specified in charter)

1301 South Harrison Street

Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Paul T. Chryssikos, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

David P. Bartels, Esq.

James V. Catano, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Registrant’s telephone number, including area code: (484) 583-6302

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Lincoln Inflation Plus Fund

Class A : LFTAX

Annual Shareholder Report - July 31, 2026

This Annual shareholder report contains important information about Lincoln Inflation Plus Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$150	1.35%

How did the Fund perform last year and what affected its performance?

Events over the past 12 months have increased the risk of stagflation and higher government spending. The Iran conflict could become the next major fiscal shock, further worsening fiscal outlooks and impacting bond markets. Emerging market local bonds generated attractive income from yields, while precious metals gained amid persistent macro uncertainty. High-yielding local bond positions, particularly in Brazil, Colombia, Mexico, Hungary and South Africa, all contributed positively. Gold and silver positions supported returns, though positions were reduced towards the end of the period given USD strength. Exposure to oil delivered strong contributions to fund performance, as the Iran conflict started. Derivative positions were used primarily to gain exposure to core commodity markets, such as oil, and for FX hedging. The fund exceeded its performance target, as a result of the active shift from income and gold to a more energy heavy allocation.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of October 1, 2024 to July 31, 2026 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Table Summary
	Class A	Morningstar Emerging Markets Sovereign Bond GR USD	U.S. Consumer Price Index Urban Consumers NSA
10/1/2024	$10,000	$10,000	$10,000
7/31/2025	$10,259	$10,213	$10,246
7/31/2026	$12,608	$10,744	$10,590

Average Annual Total Returns (%)

Table Summary
Sub header	1 year	Since Inception 10/1/2024
Class A	22.90%	13.48%
Morningstar Emerging Markets Sovereign Bond GR USD	5.20%	3.99%
U.S. Consumer Price Index Urban Consumers NSA	3.36%	3.18%

Past performance is not indicative of future performance. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund's returns nor the index returns reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions. Performance results reflect any expense waivers in effect during these periods.

Key Fund Statistics

Table Summary
Total Net Assets	$12,761,062
# of Portfolio Holdings	98
Portfolio Turnover Rate	241%
Total Advisory Fees Paid	$101,871

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Fixed Income)

Table Summary
United States	13.6%
Brazil	6.8%
Colombia	6.5%
Mexico	5.7%
Republic Of Korea	5.3%

Asset Allocation

Table Summary
Sovereign Bonds	40.3%
Short-Term Investments	24.5%
U.S. Treasury Obligations	13.6%
Exchange-Traded Funds	11.6%
Supranational Banks	4.5%
Convertible Bonds	1.5%
Common Stock	0.2%
Money Market Funds	0.0%
Other	3.8%

Top 5 Countries (Equity)

Table Summary
Australia	0.1%
Canada	0.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lft.

866-436-8717

Lincoln Inflation Plus Fund

Class I : LFTEX

Annual Shareholder Report - July 31, 2026

This Annual shareholder report contains important information about Lincoln Inflation Plus Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$123	1.10%

How did the Fund perform last year and what affected its performance?

Events over the past 12 months have increased the risk of stagflation and higher government spending. The Iran conflict could become the next major fiscal shock, further worsening fiscal outlooks and impacting bond markets. Emerging market local bonds generated attractive income from yields, while precious metals gained amid persistent macro uncertainty. High-yielding local bond positions, particularly in Brazil, Colombia, Mexico, Hungary and South Africa, all contributed positively. Gold and silver positions supported returns, though positions were reduced towards the end of the period given USD strength. Exposure to oil delivered strong contributions to fund performance, as the Iran conflict started. Derivative positions were used primarily to gain exposure to core commodity markets, such as oil, and for FX hedging. The fund exceeded its performance target, as a result of the active shift from income and gold to a more energy heavy allocation.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of October 1, 2024 to July 31, 2026 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Table Summary
	Class I	Morningstar Emerging Markets Sovereign Bond GR USD	U.S. Consumer Price Index Urban Consumers NSA
10/1/2024	$10,000	$10,000	$10,000
7/31/2025	$10,280	$10,213	$10,246
7/31/2026	$12,665	$10,744	$10,590

Average Annual Total Returns (%)

Table Summary
Sub header	1 year	Since Inception 10/1/2024
Class I	23.20%	13.76%
Morningstar Emerging Markets Sovereign Bond GR USD	5.20%	3.99%
U.S. Consumer Price Index Urban Consumers NSA	3.36%	3.18%

Past performance is not indicative of future performance. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund's returns nor the index returns reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions. Performance results reflect any expense waivers in effect during these periods.

Key Fund Statistics

Table Summary
Total Net Assets	$12,761,062
# of Portfolio Holdings	98
Portfolio Turnover Rate	241%
Total Advisory Fees Paid	$101,871

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Fixed Income)

Table Summary
United States	13.6%
Brazil	6.8%
Colombia	6.5%
Mexico	5.7%
Republic Of Korea	5.3%

Asset Allocation

Table Summary
Sovereign Bonds	40.3%
Short-Term Investments	24.5%
U.S. Treasury Obligations	13.6%
Exchange-Traded Funds	11.6%
Supranational Banks	4.5%
Convertible Bonds	1.5%
Common Stock	0.2%
Money Market Funds	0.0%
Other	3.8%

Top 5 Countries (Equity)

Table Summary
Australia	0.1%
Canada	0.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lft.

866-436-8717

Lincoln U.S. Equity Income Maximizer Fund

Class A : LFTOX

Annual Shareholder Report - July 31, 2026

This Annual shareholder report contains important information about Lincoln U.S. Equity Income Maximizer Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.32%

How did the Fund perform last year and what affected its performance?

The U.S. market has gained over the course of the year but the overall return masks significant volatility during the period. The Fund also rose against this backdrop, but lagged the index in net terms. The equity portfolio slightly trailed the wider market, while the call option overlay strategy contributed positively. The index replication-style equity portfolio aims to provide broad S&P500 exposure via a subset that currently consists of 88 stocks. Position sizing is risk-based, using an optimizer that seeks to minimize the tracking error of the equity basket relative to the index. Over the period, most of the relative lag for the equity portfolio came from names not held but which performed well. The option strategy seeks to enhance the dividend income from the underlying equity portfolio. It does so by selling some of the potential capital growth on selected stocks on a rolling short term basis in return for a premium. Given this trade-off, we would typically expect the strategy to lag a similar, long only equity portfolio in fast rising markets. As stocks fall, remain flat or rise gently, the Fund can benefit from the premium received from selling the call options. While supplementing the income over the 12 months, the option strategy was a positive contributor in performance terms.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of October 1, 2024 to July 31, 2026 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Table Summary
	Class A	Morningstar US Market Index	CBOE S&P 500 BuyWrite Index (BXM)
10/1/2024	$10,000	$10,000	$10,000
7/31/2025	$10,987	$11,117	$10,521
7/31/2026	$12,877	$13,273	$12,476

Average Annual Total Returns (%)

Table Summary
Sub header	1 year	Since Inception 10/1/2024
Class A	17.21%	14.79%
Morningstar US Market Index	19.39%	16.71%
CBOE S&P 500 BuyWrite Index (BXM)	18.58%	12.83%

Past performance is not indicative of future performance. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund's returns nor the index returns reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions. Performance results reflect any expense waivers in effect during these periods.

Key Fund Statistics

Table Summary
Total Net Assets	$19,488,658
# of Portfolio Holdings	112
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$154,658

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Table Summary
Common Stock	96.5%
Money Market Funds	0.0%
Options	(0.2%)
Other	3.7%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	16.9%
Software	8.3%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	7.5%
Banks	4.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lft.

866-436-8717

Lincoln U.S. Equity Income Maximizer Fund

Class I : LFTPX

Annual Shareholder Report - July 31, 2026

This Annual shareholder report contains important information about Lincoln U.S. Equity Income Maximizer Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.lincolnfinancial.com/lft. You can also request this information by contacting us at 866-436-8717.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$116	1.07%

How did the Fund perform last year and what affected its performance?

The U.S. market has gained over the course of the year but the overall return masks significant volatility during the period. The Fund also rose against this backdrop, but lagged the index in net terms. The equity portfolio slightly trailed the wider market, while the call option overlay strategy contributed positively. The index replication-style equity portfolio aims to provide broad S&P500 exposure via a subset that currently consists of 88 stocks. Position sizing is risk-based, using an optimizer that seeks to minimize the tracking error of the equity basket relative to the index. Over the period, most of the relative lag for the equity portfolio came from names not held but which performed well. The option strategy seeks to enhance the dividend income from the underlying equity portfolio. It does so by selling some of the potential capital growth on selected stocks on a rolling short term basis in return for a premium. Given this trade-off, we would typically expect the strategy to lag a similar, long only equity portfolio in fast rising markets. As stocks fall, remain flat or rise gently, the Fund can benefit from the premium received from selling the call options. While supplementing the income over the 12 months, the option strategy was a positive contributor in performance terms.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of October 1, 2024 to July 31, 2026 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

Table Summary
	Class I	Morningstar US Market Index	CBOE S&P 500 BuyWrite Index (BXM)
10/1/2024	$10,000	$10,000	$10,000
7/31/2025	$11,010	$11,117	$10,521
7/31/2026	$12,936	$13,273	$12,476

Average Annual Total Returns (%)

Table Summary
Sub header	1 year	Since Inception 10/1/2024
Class I	17.50%	15.08%
Morningstar US Market Index	19.39%	16.71%
CBOE S&P 500 BuyWrite Index (BXM)	18.58%	12.83%

Past performance is not indicative of future performance. The Fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the Fund's returns nor the index returns reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions. Performance results reflect any expense waivers in effect during these periods.

Key Fund Statistics

Table Summary
Total Net Assets	$19,488,658
# of Portfolio Holdings	112
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$154,658

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Table Summary
Common Stock	96.5%
Money Market Funds	0.0%
Options	(0.2%)
Other	3.7%

Top 5 Industries (Equity)

Table Summary
Semiconductors & Semiconductor Equipment	16.9%
Software	8.3%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	7.5%
Banks	4.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lft.

866-436-8717

(b)	Not Applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	The registrant’s code of ethics is reasonably designed as described in Item 2(b) of Form N-CSR.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	The Code of Ethics is included with this Form N-CSR as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Joseph P. LaRocque is an “audit committee financial expert” and is “independent,” as these terms are defined in Item 3 of Form N-CSR. This designation will not increase the designee’s duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for the period September 27, 2024 (notification of registration of the registrant) through July 31, 2025 and for the fiscal year ended July 31, 2026, for professional services rendered by Ernst & Young LLP (“E&Y”), principal accountant for all funds, for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $95,000 and $75,000.

Audit-Related Fees

(b)	The aggregate fees billed for the period September 27, 2024 (notification of registration of the registrant) through July 31, 2025 and for the fiscal year ended July 31, 2026, for assurance and related services by E&Y, the principal accountant for all funds, that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0.

Tax Fees

(c)	The aggregate fees billed for the period September 27, 2024 (notification of registration of the registrant) through July 31, 2025 and for the fiscal year ended July 31, 2026, for professional services rendered by E&Y, the principal accountant for all funds, for tax compliance, tax advice, and tax planning were $0 and $0.

(d)	The aggregate fees billed for the period September 27, 2024 (notification of registration of the registrant) through July 31, 2025 and for the fiscal year ended July 31, 2026, for products and services provided by E&Y, the principal accountant for all funds, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0.

(e)(1)

Audit Committee Pre-Approval Policies and Procedures

The Registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Procedures”) with respect to services provided by the Registrant’s independent auditors. Pursuant to the Pre-Approval Procedures, the Audit Committee has pre-approved the services set forth in the table below with respect to the Registrant up to the specified fee limits.

Service	Range of Fees
Services associated with SEC registration statement on Form N-1A which will be filed with the SEC	Up to $5,000 per Fund
Services associated with SEC registration statements/proxy statements on Form N-14 or Schedule 14A	Up to $20,000 per Fund

The Pre-Approval Procedures require the Chief Accounting Officer to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Procedures.

(e)(2)	No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by E&Y, the principal accountant for all funds, for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the period September 27, 2024 (notification of registration of the registrant) through July 31, 2025 and for the fiscal year ended July 31, 2026, were $1,138,025 and $869,500.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

Lincoln Inflation Plus Fund
a series of Lincoln Funds Trust
Annual Financial Statements
July 31, 2026

Lincoln Inflation Plus Fund

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments
July 31, 2026

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–0.15%
Australia–0.09%
†Predictive Discovery Ltd.	22,917	$10,628
		10,628
Canada–0.06%
Alamos Gold, Inc. Class A	290	8,071
		8,071
Total Common Stock (Cost $26,175)		18,699

		Principal Amount°
ΔCONVERTIBLE BOND–1.48%
Hong Kong–1.48%
^Jinkai Investment Holdings Ltd. 0.00% 2/5/31		200,000	188,800
Total Convertible Bond (Cost $188,926)			188,800
ΔSOVEREIGN BONDS–40.29%
Argentina–0.87%
φArgentina Government International Bonds 4.13% 7/9/35		140,000	110,670
			110,670
Brazil–6.84%
Brazil Notas do Tesouro Nacional
6.00% 5/15/35	BRL	70,000	57,012
10.00% 1/1/35	BRL	5,250,000	816,003
			873,015
Chile–1.11%
Bonos de la Tesoreria de la Republica en pesos 4.70% 9/1/30	CLP	135,000,000	141,734
			141,734
Colombia–6.52%
Colombia TES
6.25% 7/9/36	COP	1,350,800,000	288,603
7.00% 3/26/31	COP	240,000,000	62,205
12.50% 2/27/30	COP	530,000,000	168,728
13.25% 2/9/33	COP	947,400,000	312,697
			832,233
Czech Republic–0.96%
Czech Republic Government Bonds 1.50% 4/24/40	CZK	4,000,000	122,781
			122,781
Egypt–1.81%
^Egypt Treasury Bills 0.00% 10/13/26	EGP	12,400,000	231,408
			231,408
Hungary–2.56%
Hungary Government Bonds
6.25% 9/23/37	HUF	57,330,000	191,356
7.00% 10/24/35	HUF	38,960,000	135,287
			326,643
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia–0.99%
Indonesia Treasury Bonds 6.50% 4/15/36	IDR	2,400,000,000	$125,687
			125,687
Malaysia–0.93%
Malaysia Government Bonds
3.83% 7/5/34	MYR	180,000	44,278
3.89% 8/15/29	MYR	300,000	74,486
			118,764
Mexico–5.71%
Mexico Bonos
7.75% 11/23/34	MXN	3,030,000	161,543
7.75% 11/13/42	MXN	5,200,000	253,165
8.50% 11/18/38	MXN	5,850,000	314,024
			728,732
Philippines–0.54%
Philippines Government Bonds 6.38% 4/28/35	PHP	4,560,000	68,497
			68,497
Republic of Korea–5.31%
Korea Treasury Bonds 4.25% 6/10/36	KRW	968,100,000	677,881
			677,881
Romania–1.01%
Romania Government Bonds 7.10% 7/31/34	RON	580,000	129,312
			129,312
South Africa–3.22%
Republic of South Africa Government Bonds
8.50% 1/31/37	ZAR	1,060,000	62,441
8.75% 2/28/48	ZAR	3,990,000	229,087
9.00% 1/31/40	ZAR	2,000,000	119,024
			410,552
Turkey–1.91%
Turkiye Government Bonds
30.00% 9/12/29	TRY	3,100,000	56,959
33.90% 10/2/30	TRY	3,000,000	59,992
• 40.18% 1/9/30	TRY	6,100,000	126,766
			243,717
Total Sovereign Bonds (Cost $4,906,039)			5,141,626
SUPRANATIONAL BANKS–4.52%
Asian Infrastructure Investment Bank 6.00% 12/8/31		14,500,000	139,886
European Bank for Reconstruction & Development
6.50% 10/3/36		20,500,000	198,041
7.05% 8/10/33		23,300,000	238,380
Total Supranational Banks (Cost $671,925)			576,307
U.S. TREASURY OBLIGATIONS–13.59%
U.S. Treasury Bonds 4.75% 2/15/56		865,000	799,314
Lincoln Inflation Plus Fund-1

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes 4.38% 5/15/36	960,000	$934,800
Total U.S. Treasury Obligations (Cost $1,792,988)		1,734,114

	Number of Shares
EXCHANGE-TRADED FUNDS–11.64%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	42,800	1,024,204
iShares Silver Trust	1,000	52,360
SPDR® Gold MiniShares Trust	2,610	209,166
Teucrium Sugar Fund	20,710	199,230
Total Exchange-Traded Funds (Cost $1,366,039)		1,484,960
MONEY MARKET FUND–0.01%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.62%)	1,963	1,963
Total Money Market Fund (Cost $1,963)		1,963

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–24.52%
U.S. TREASURY OBLIGATIONS–24.52%
≠U.S. Treasury Bills
3.64% 8/6/26	100,000	$99,951
3.66% 8/20/26	240,000	239,547
3.67% 8/20/26	200,000	199,621
3.70% 8/27/26	1,190,000	1,186,893
3.71% 9/3/26	200,000	199,334
3.72% 9/10/26	700,000	697,174
3.75% 10/1/26	320,000	318,073
3.85% 10/22/26	190,000	188,446
		3,129,039
Total Short-Term Investments (Cost $3,128,879)		3,129,039

TOTAL INVESTMENTS–96.20% (Cost $12,082,934)	12,275,508
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.80%	485,554
NET ASSETS APPLICABLE TO 1,208,565 SHARES OUTSTANDING–100.00%	$12,761,062

ΔSecurities have been classified by country of origin.
†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^Zero coupon security.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at July 31, 2026.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

≠The rate shown is the effective yield at the time of purchase.
Lincoln Inflation Plus Fund-2

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at July 31, 2026:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	BRL	272,000	USD	(53,145)	8/4/26	$457	$—
BNP	BRL	(272,000)	USD	53,572	8/4/26	—	(31)
BNP	CAD	10,000	USD	(7,294)	8/7/26	—	(158)
BNP	COP	(1,294,995,000)	USD	347,668	9/1/26	—	(59,761)
BNP	HUF	(6,335,712)	USD	20,161	9/25/26	185	—
BNP	INR	3,745,000	USD	(38,980)	8/17/26	221	—
BRC	BRL	(1,370,000)	USD	266,759	8/4/26	—	(3,225)
BRC	BRL	1,098,000	USD	(212,217)	8/4/26	4,164	—
BRC	CAD	(38,000)	USD	27,945	8/7/26	830	—
BRC	CAD	15,000	USD	(10,634)	9/16/26	89	—
BRC	COP	648,275,000	USD	(178,097)	9/1/26	25,862	—
BRC	INR	21,285,000	USD	(222,518)	8/17/26	286	—
BRC	THB	8,660,000	USD	(269,866)	8/10/26	—	(10,326)
BRC	ZAR	(2,260,000)	USD	136,112	8/17/26	—	(499)
BRC	ZAR	1,700,000	USD	(104,591)	8/17/26	—	(1,831)
CIBC	AUD	11,000	USD	(7,760)	8/7/26	—	(21)
CIBC	MXN	(2,370,000)	USD	136,369	8/17/26	—	(269)
CIBC	ZAR	560,000	USD	(33,397)	8/17/26	453	—
GSI	BRL	(1,350,000)	USD	255,102	9/2/26	—	(8,970)
GSI	COP	646,720,000	USD	(179,037)	9/1/26	24,433	—
GSI	COP	(898,950,000)	USD	256,623	9/28/26	—	(24,408)
GSI	INR	(25,030,000)	USD	258,850	8/17/26	—	(3,155)
GSI	MXN	580,000	USD	(33,124)	8/17/26	315	—
GSI	TRY	6,215,025	USD	(130,776)	8/3/26	15	—
HSBC	MXN	1,790,000	USD	(103,569)	8/17/26	—	(370)
HSBC	THB	(8,660,000)	USD	266,457	8/10/26	6,917	—
LYD	AUD	(37,000)	USD	26,740	8/7/26	709	—
LYD	AUD	20,000	USD	(13,999)	8/7/26	72	—
LYD	CAD	45,000	USD	(32,848)	8/7/26	—	(739)
LYD	CAD	21,000	USD	(14,887)	8/7/26	98	—
MSC	CAD	(38,000)	USD	27,970	8/7/26	855	—
MSC	CAD	(15,000)	USD	10,769	9/16/26	47	—
MSC	HUF	(40,195,000)	USD	128,963	9/25/26	2,231	—
RBC	CZK	(2,470,000)	USD	115,747	9/29/26	—	(1,924)
RBC	HUF	(34,114,288)	USD	108,504	9/25/26	945	—
RBC	MXN	(2,280,000)	USD	128,280	9/28/26	—	(2,705)
Total Foreign Currency Exchange Contracts						$69,184	$(118,392)
Lincoln Inflation Plus Fund-3

Lincoln Inflation Plus Fund
Consolidated Schedule of Investments (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Commodity Contracts:
9	CBOT Corn Futures	$198,338	$202,455	9/14/26	$—	$(4,117)
3	CBOT Soybean Futures	178,125	179,722	11/13/26	—	(1,597)
2	CBOT Soybean Meal Futures	64,240	64,547	12/14/26	—	(307)
2	CBOT Wheat Futures	63,925	68,257	9/14/26	—	(4,332)
2	ICE Brent Crude Oil Futures	169,160	164,733	9/30/26	4,427	—
2	ICE Gas Oil Futures	246,100	218,721	9/10/26	27,379	—
4	LME Primary Aluminum Futures	318,841	334,289	9/14/26	—	(15,448)
(2)	LME Primary Aluminum Futures	(159,421)	(163,197)	9/14/26	3,776	—
13	Micro Copper Futures	210,129	208,273	8/27/26	1,856	—
2	NYBOT CSC Cocoa Futures	107,940	106,467	9/15/26	1,473	—
3	NYBOT CTN Number 2 Cotton Futures	122,685	114,086	12/8/26	8,599	—
1	NYMEX Light Sweet Crude Oil Futures	84,670	79,023	8/20/26	5,647	—
2	NYMEX NY Harbor ULSD Futures	344,022	323,325	8/31/26	20,697	—
2	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Futures	261,593	259,278	8/31/26	2,315	—
Total Futures Contracts					$76,169	$(25,801)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Consolidated Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through July 31, 2026. Only current day variation margin is reported on the Consolidated Statement of Assets and Liabilities.

Summary of Abbreviations:
AUD–Australian Dollar
BNP–BNP Paribas
BRC–Barclays Bank
BRL–Brazilian Real
CAD–Canadian Dollar
CBOT–Chicago Board of Trade
CIBC–Canadian Imperial Bank of Commerce
CLP–Chilean Peso
COP–Colombia Peso
CSC–Coffee, Sugar and Cocoa Exchange
CZK–Czech Koruna
EGP–Egyptian Pound
ETF–Exchange-Traded Fund
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
HUF–Hungarian Forint
ICE–Intercontinental Exchange
IDR–Indonesia Rupiah
INR–Indian Rupee
KRW–South Korean Won
LME–London Metal Exchange
LYD–Lloyds Bank Corporate Markets PLC
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
MYR–Malaysian Ringgit
NYBOT–New York Board of Trade
NYMEX–New York Mercantile Exchange
PHP–Philippine Peso
RBC–Royal Bank of Canada
RBOB–Reformulated Blendstock for Oxygenate Blending
RON–Romanian New Leu
SPDR–Standard & Poor’s Depositary Receipt
THB–Thailand Baht
TRY–Turkish New Lira
USD–United States Dollar
ZAR–South African Rand
See accompanying notes, which are an integral part of the consolidated financial statements.
Lincoln Inflation Plus Fund-4

Lincoln Inflation Plus Fund
Consolidated Statement of Assets and Liabilities
July 31, 2026
ASSETS:
Investments, at value	$12,275,508
Dividends and interest receivable	179,420
Cash	177,741
Cash collateral held at broker for futures contracts	175,399
Receivable for securities sold	129,918
Foreign currencies, at value	94,130
Expense reimbursement receivable from Lincoln Financial Investments Corporation	72,678
Unrealized appreciation on foreign currency exchange contracts	69,184
TOTAL ASSETS	13,173,978
LIABILITIES:
Payable for securities purchased	152,099
Unrealized depreciation on foreign currency exchange contracts	118,392
Payable for legal fee	61,098
Payable for audit fee	40,000
Other accrued expenses payable	11,119
Due to manager and affiliates	10,490
Payable for fund accounting fee	8,953
Variation margin due to broker on futures contracts	6,821
Payable for transfer agent fees	3,944
TOTAL LIABILITIES	412,916
TOTAL NET ASSETS	$12,761,062
Investments, at cost	$12,082,934
Foreign currencies, at cost	93,646
Class A:
Net Assets	$6,315,412
Shares Outstanding	598,266
Net Asset Value Per Share	$10.556
Class I:
Net Assets	$6,445,650
Shares Outstanding	610,299
Net Asset Value Per Share	$10.561
COMPONENTS OF NET ASSETS AT JULY 31, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$13,471,193
Distributable earnings/(accumulated loss)	(710,131)
TOTAL NET ASSETS	$12,761,062
See accompanying notes, which are an integral part of the consolidated financial statements.
Lincoln Inflation Plus Fund-5

Lincoln Inflation Plus Fund
Consolidated Statement of Operations
Year Ended July 31, 2026
INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $2,556)	$650,156
Dividends (net of foreign withholding taxes of $30,519)	96,602
746,758
EXPENSES:
Professional fees	169,048
Management fees	101,871
Accounting and administration expenses	77,697
Insurance expense	45,082
Transfer agent fees and expenses	39,575
Custodian fees	31,209
Trustees’ fees and expenses	29,796
Reports and statements to shareholders	22,742
Distribution fees-Class A	14,837
Pricing fees	10,519
Consulting fees	9,226
Other	8,702
560,304
Less:
Expenses reimbursed	(413,321)
Total operating expenses	146,983
NET INVESTMENT INCOME	599,775
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	763,389
Foreign currencies	21,287
Foreign currency exchange contracts	(101,538)
Futures contracts	1,030,598
Net realized gain	1,713,736
Net change in unrealized appreciation (depreciation) of:
Investments**	71,425
Foreign currencies	2,700
Foreign currency exchange contracts	(86,100)
Futures contracts	87,546
Net change in unrealized appreciation (depreciation)	75,571
NET REALIZED AND UNREALIZED GAIN	1,789,307
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,389,082

*	Includes $1,485 foreign capital gains taxes paid.
**	Includes $808 change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the consolidated financial statements.

Lincoln Inflation Plus Fund
Consolidated Statements of Changes in Net Assets
	Year Ended	10/1/24* to
	7/31/26	7/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$599,775	$400,682
Net realized gain (loss)	1,713,736	(248,837)
Net change in unrealized appreciation (depreciation)	75,571	120,135
Net increase in net assets resulting from operations	2,389,082	271,980
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Class A	(881,385)	(159,930)
Class I	(911,039)	(173,165)
	(1,792,424)	(333,095)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	—	5,010,000
Class I	—	5,090,000
Reinvestment of dividends and distributions:
Class A	881,385	159,930
Class I	911,039	173,165
Increase in net assets derived from capital share transactions	1,792,424	10,433,095
NET INCREASE IN NET ASSETS	2,389,082	10,371,980
NET ASSETS:
Beginning of year	10,371,980	—
End of year	$12,761,062	$10,371,980

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the consolidated financial statements.
Lincoln Inflation Plus Fund-6

Lincoln Inflation Plus Fund
Consolidated Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Inflation Plus Fund Class A
	Year Ended 7/31/26	10/1/24[1] to 7/31/25

Net asset value, beginning of period	$9.937	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.540	0.382
Net realized and unrealized gain (loss)	1.704	(0.129)
Total from investment operations	2.244	0.253
Less dividends and distributions from:
Net investment income	(1.547)	(0.316)
Net realized gain	(0.078)	—
Total dividends and distributions	(1.625)	(0.316)
Net asset value, end of period	$10.556	$9.937
Total return[3]	22.90%	2.59%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,315	$5,140
Ratio of expenses to average net assets	1.35%	1.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	4.80%	6.35%
Ratio of net investment income to average net assets	4.88%	4.66%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.43%	(0.34% )
Portfolio turnover	241%	193%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.

See accompanying notes, which are an integral part of the consolidated financial statements.
Lincoln Inflation Plus Fund-7

Lincoln Inflation Plus Fund
Consolidated Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Inflation Plus Fund Class I
	Year Ended 7/31/26	10/1/24[1] to 7/31/25

Net asset value, beginning of period	$9.937	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.568	0.403
Net realized and unrealized gain (loss)	1.705	(0.129)
Total from investment operations	2.273	0.274
Less dividends and distributions from:
Net investment income	(1.571)	(0.337)
Net realized gain	(0.078)	—
Total dividends and distributions	(1.649)	(0.337)
Net asset value, end of period	$10.561	$9.937
Total return[3]	23.20%	2.80%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,446	$5,232
Ratio of expenses to average net assets	1.10%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	4.55%	6.10%
Ratio of net investment income to average net assets	5.13%	4.91%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	1.68%	(0.09% )
Portfolio turnover	241%	193%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.

See accompanying notes, which are an integral part of the consolidated financial statements.
Lincoln Inflation Plus Fund-8

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements
July 31, 2026
Lincoln Funds Trust (the “Trust”) is a Delaware statutory trust. The Trust consists of 2 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These consolidated financial statements and the related notes pertain to the Lincoln Inflation Plus Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund offers Class A Shares and Class I Shares.
The Lincoln Inflation Plus Fund seeks to provide capital growth above U.S. inflation over an economic cycle (generally, rolling three-to-five-year periods).
1. Basis for Consolidation
The Fund will invest up to 25% of its total assets in the shares of Lincoln Inflation Plus Fund Cayman, Ltd., a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in these consolidated financial statements. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of July 31, 2026, the net assets of the Subsidiary were $2,883,853, which represented 22.60% of the Fund's net assets.
2. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Lincoln Inflation Plus Fund-9

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended July 31, 2026, and the open tax year ended July 31, 2025, and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Consolidated Statement of Operations. During the year ended July 31, 2026, the Fund did not incur any interest or tax penalties.
Management of the Fund has evaluated the disclosure requirements under ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures", and determined that the Fund had no material domestic or foreign income tax expense, benefits, or related balances for the current reporting period. Accordingly, no additional income tax disclosures are required or have been included in the accompanying financial statements.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Consolidated Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, quarterly.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Lincoln Inflation Plus Fund-10

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
3. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.85% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 1.35% of the Fund’s average daily net assets for Class A and 1.10% for Class I. The reimbursement is accrued daily and received monthly. The agreement will continue at least through July 31, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended July 31, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2028	2029	Total
LFI	$418,076	$413,321	$831,397
Schroder Investment Management North America Inc. (“SIMNA”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio and the Subsidiary’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
The Fund currently offers two classes of shares: Class A and Class I. The two classes of shares are identical, except that Class A shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Class A shares an annual 12b-1 Fee at a rate not to exceed 0.25% of the average daily net assets of the Class A shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Class A shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At July 31, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$72,678
Management fees payable to LFI	9,157
Distribution fees payable to LFD	1,333
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Lincoln Life owned 50.40% of the Fund’s total shares, 100.00% of the Fund’s Class A shares, and 1.77% of the Fund’s Class I shares at  July 31, 2026.
Schroders US Holdings Inc. owned 49.60% of the Fund’s total shares and 98.23% of the Fund’s Class I shares at July 31, 2026.
Other Service Providers - On behalf of the Fund, the Trust has entered into a Fund Accounting and Financial Administration Agreement with State Street Bank and Trust Company (“SSB”), to provide administrative and fund accounting services. The Trust has also entered into a Custody & Services Agreement with SSB, to serve as Custodian.
The Trust has entered into an agreement with FIS Investor Services LLC to act as Transfer and Shareholder Services Agent for the Fund under a Transfer Agency Services Order.
4. Investments
For the year ended July 31, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$15,557,518
Purchases of U.S. government securities	4,102,698
Sales other than U.S. government securities	15,335,664
Sales of U.S. government securities	2,245,513
Lincoln Inflation Plus Fund-11

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
At July 31, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$12,616,435
Aggregate unrealized appreciation of investments and derivatives	$433,375
Aggregate unrealized depreciation of investments and derivatives	(1,545,568)
Net unrealized depreciation of investments and derivatives	$(1,112,193)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Lincoln Inflation Plus Fund-12

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of July 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$10,628	$—	$10,628
Canada	8,071	—	—	8,071
Convertible Bond	—	188,800	—	188,800
Sovereign Bonds	—	5,141,626	—	5,141,626
Supranational Banks	—	576,307	—	576,307
U.S. Treasury Obligations	—	1,734,114	—	1,734,114
Exchange-Traded Funds	1,484,960	—	—	1,484,960
Money Market Fund	1,963	—	—	1,963
Short-Term Investments	—	3,129,039	—	3,129,039
Total Investments	$1,494,994	$10,780,514	$—	$12,275,508
Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$69,184	$—	$69,184
Futures Contracts	$76,169	$—	$—	$76,169
Liabilities:
Foreign Currency Exchange Contracts	$—	$(118,392)	$—	$(118,392)
Futures Contracts	$(25,801)	$—	$—	$(25,801)
There were no Level 3 investments at the beginning or end of the year.
As a result of utilizing International fair value pricing at July 31, 2026, a portion of the Fund's portfolio investments was categorized as Level 2.
5. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, mark-to-market adjustments on certain derivatives, controlled foreign corporation and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended July 31, 2026 and 2025 were as follows:
	Year Ended	10/1/24* to
	7/31/26	7/31/25
Ordinary income	$1,792,424	$333,095

*	Date of commencement of operations.
6. Components of Distributable Earnings on a Tax Basis
As of July 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$558,859
Other temporary differences	(156,797)
Net unrealized depreciation	(1,112,193)
Distributable earnings/(accumulated loss)	$(710,131)
Lincoln Inflation Plus Fund-13

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 6. Components of Distributable Earnings on a Tax Basis (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended July 31, 2026, the Fund recorded the following permanent reclassifications primarily related to wholly owned subsidiary adjustments:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$(1,207,050)	$1,207,050
As of July 31, 2026, the Fund had no capital loss carryforwards for federal income tax purposes.
In 2026, the Fund utilized $115,415 of capital loss carryforwards.
7. Capital Shares
Transactions in capital shares were as follows:
	Year Ended	10/1/24* to
	7/31/26	7/31/25
Shares sold:
Class A	—	500,997
Class I	—	508,997
Shares reinvested:
Class A	81,050	16,219
Class I	83,739	17,563
	164,789	1,043,776
Shares redeemed:
Class A	—	—
Class I	—	—
Net increase	164,789	1,043,776

*	Date of commencement of operations.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended July 31, 2026, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S.
Lincoln Inflation Plus Fund-14

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 8. Derivatives (continued)
government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended July 31, 2026, the Fund used futures contracts to facilitate investments in portfolio securities.
Fair values of derivative instruments as of July 31, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Unrealized appreciation on foreign currency exchange contracts	$69,184	Unrealized depreciation on foreign currency exchange contracts	$(118,392)
Futures contracts (Commodity contracts)[1]	Variation margin due from broker on futures contracts	76,169	Variation margin due from broker on futures contracts	(25,801)
Total		$145,353		$(144,193)

1
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through July 31, 2026. Only current day variation margin is reported on the Consolidated Statement of Assets and Liabilities.

The effect of derivative instruments on the Consolidated Statement of Operations for the year ended July 31, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(101,538)	$(86,100)
Futures contracts (Commodities contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,030,598	87,546
Total		$929,060	$1,446
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended July 31, 2026.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average notional)	$2,214,456	$3,777,208
Futures contracts (average notional value)	2,227,411	121,194
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or
Lincoln Inflation Plus Fund-15

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 8. Derivatives (continued)
posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
At July 31, 2026, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Barclays Bank PLC	$31,231	$(15,881)	$15,350
BNP Paribas SA	863	(59,950)	(59,087)
Goldman Sachs International	24,763	(36,533)	(11,770)
Hong Kong Shanghai Bank	6,917	(370)	6,547
Imperial Bank of Canada	453	(290)	163
Lloyds Bank Corporate Markets PLC	879	(739)	140
Morgan Stanley Capital	3,133	—	3,133
Royal Bank of Canada	945	(4,629)	(3,684)
Total	$69,184	$(118,392)	$(49,208)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Barclays Bank PLC	$15,350	$—	$—	$—	$—	$15,350
BNP Paribas SA	(59,087)	—	—	—	—	(59,087)
Goldman Sachs International	(11,770)	—	—	—	—	(11,770)
Hong Kong Shanghai Bank	6,547	—	—	—	—	6,547
Imperial Bank of Canada	163	—	—	—	—	163
Lloyds Bank Corporate Markets PLC	140	—	—	—	—	140
Morgan Stanley Capital	3,133	—	—	—	—	3,133
Royal Bank of Canada	(3,684)	—	—	—	—	(3,684)
Total	$(49,208)	$—	$—	$—	$—	$(49,208)

[1]	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Lincoln Inflation Plus Fund-16

Lincoln Inflation Plus Fund
Notes to Consolidated Financial Statements (continued)
 9. Risk Factors (continued)
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Subsequent Events
The Board of Trustees (“Board”) of the Trust, approved an Agreement and Plan of Reorganization to merge (1) the Lincoln Inflation Plus Fund and (2) the Lincoln U.S. Equity Income Maximizer Fund, each a series of the Trust, into newly created series of the Lincoln Variable Insurance Products Trust (the “Reorganization”). The Reorganization is expected to close in the fourth quarter of 2026, subject to certain conditions, including approval by shareholders of the Funds.
Lincoln Inflation Plus Fund-17

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Lincoln Inflation Plus Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Lincoln Inflation Plus Fund (the “Fund”) (one of the series constituting Lincoln Funds Trust (the “Trust”)), including the consolidated schedule of investments, as of July 31, 2026, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets and the consolidated financial highlights for the year ended July 31, 2026  and for the period from October 1, 2024 (date of commencement of operations) through July 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the series constituting Lincoln Funds Trust) at July 31, 2026, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets and its consolidated financial highlights for the year ended July 31, 2026 and for the period from October 1, 2024 (date of commencement of operations) through July 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Lincoln investment companies since 1981.
Philadelphia, Pennsylvania
September 18, 2026
Lincoln Inflation Plus Fund–18

Lincoln Inflation Plus Fund
Tax Information (unaudited)
For federal income tax purposes, the following information with respect to the distributions of the fund, if any, paid during its taxable year ended July 31, 2026.
The fund reports the maximum amount allowed of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports maximum amount allowable as section 163(j) Interest Dividends.
The fund paid $0 in long term capital gain dividends.
The fund reports the maximum amount allowable of its section 199A dividends as defined in Proposed Treasury Regulations 71.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in the calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
Lincoln Inflation Plus Fund-19

Lincoln U.S. Equity Income Maximizer Fund
a series of Lincoln Funds Trust
Annual Financial Statements
July 31, 2026

Lincoln U.S. Equity Income Maximizer Fund

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments
July 31, 2026

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.47%
Aerospace & Defense–2.12%
General Electric Co.	580	$208,841
RTX Corp.	945	203,383
		412,224
Air Freight & Logistics–0.41%
United Parcel Service, Inc. Class B	761	79,311
		79,311
Automobiles–1.42%
†Tesla, Inc.	892	277,599
		277,599
Banks–4.94%
Bank of America Corp.	4,085	253,066
JPMorgan Chase & Co.	1,077	378,878
PNC Financial Services Group, Inc.	608	151,921
Wells Fargo & Co.	2,072	179,124
		962,989
Beverages–0.63%
PepsiCo, Inc.	881	122,952
		122,952
Biotechnology–1.52%
AbbVie, Inc.	778	195,232
Amgen, Inc.	264	101,682
		296,914
Broadline Retail–4.09%
†Amazon.com, Inc.	2,936	797,359
		797,359
Capital Markets–3.25%
Blackrock, Inc.	141	153,745
Goldman Sachs Group, Inc.	237	241,356
Morgan Stanley	1,129	237,564
		632,665
Chemicals–0.83%
Linde PLC	336	160,736
		160,736
Communications Equipment–1.56%
Cisco Systems, Inc.	2,628	304,822
		304,822
Consumer Finance–0.87%
American Express Co.	505	169,806
		169,806
Consumer Staples Distribution & Retail–1.80%
Costco Wholesale Corp.	188	178,955
Walmart, Inc.	1,553	172,694
		351,649
Diversified Telecommunication Services–0.87%
AT&T, Inc.	4,395	102,184
Comcast Corp. Class A	2,789	66,824
		169,008
Electric Utilities–0.51%
NextEra Energy, Inc.	1,141	99,176
		99,176
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–0.79%
Eaton Corp. PLC	372	$154,454
		154,454
Entertainment–1.02%
†Netflix, Inc.	1,570	112,585
Walt Disney Co.	898	86,378
		198,963
Financial Services–3.85%
†Berkshire Hathaway, Inc. Class B	631	322,782
Mastercard, Inc. Class A	344	197,146
Visa, Inc. Class A	628	229,930
		749,858
Ground Transportation–0.35%
†Uber Technologies, Inc.	972	68,390
		68,390
Health Care Equipment & Supplies–1.10%
Abbott Laboratories	1,291	136,459
†Intuitive Surgical, Inc.	220	77,732
		214,191
Health Care Providers & Services–1.10%
Elevance Health, Inc.	212	79,678
UnitedHealth Group, Inc.	325	134,680
		214,358
Hotels, Restaurants & Leisure–2.38%
Booking Holdings, Inc.	521	100,501
Hilton Worldwide Holdings, Inc.	692	221,779
McDonald's Corp.	339	91,747
Starbucks Corp.	478	50,309
		464,336
Household Durables–0.41%
†NVR, Inc.	13	79,912
		79,912
Household Products–0.77%
Procter & Gamble Co.	1,039	150,125
		150,125
Industrial REITs–0.84%
Prologis, Inc.	1,127	162,976
		162,976
Insurance–0.42%
Progressive Corp.	390	82,454
		82,454
Interactive Media & Services–7.80%
Alphabet, Inc. Class C	3,226	1,150,553
Meta Platforms, Inc. Class A	664	369,655
		1,520,208
IT Services–0.68%
Accenture PLC Class A	263	43,637
International Business Machines Corp.	399	89,236
		132,873
Lincoln U.S. Equity Income Maximizer Fund-1

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–1.06%
Danaher Corp.	386	$75,262
Thermo Fisher Scientific, Inc.	227	130,366
		205,628
Machinery–4.02%
Caterpillar, Inc.	468	381,331
Dover Corp.	653	133,617
Illinois Tool Works, Inc.	476	136,588
Ingersoll Rand, Inc.	1,576	131,407
		782,943
Media–0.25%
†AppLovin Corp. Class A	121	47,904
		47,904
Multi-Utilities–1.53%
DTE Energy Co.	1,295	183,722
Sempra	1,290	114,229
		297,951
Oil, Gas & Consumable Fuels–3.07%
Chevron Corp.	987	194,271
ExxonMobil Holdings Corp.	1,715	266,580
Occidental Petroleum Corp.	2,420	138,109
		598,960
Pharmaceuticals–4.12%
Eli Lilly & Co.	258	296,401
Johnson & Johnson	1,183	303,262
Merck & Co., Inc.	960	124,992
Pfizer, Inc.	3,125	78,156
		802,811
Residential REITs–0.45%
Equity Residential	1,331	88,445
		88,445
Retail REITs–0.63%
Realty Income Corp.	1,925	122,950
		122,950
Semiconductors & Semiconductor Equipment–16.89%
†Advanced Micro Devices, Inc.	628	299,022
Applied Materials, Inc.	397	201,545
Broadcom, Inc.	1,575	613,116
†Intel Corp.	1,675	151,085
Lam Research Corp.	275	80,581
Marvell Technology, Inc.	259	48,578
Micron Technology, Inc.	373	306,990
NVIDIA Corp.	7,539	1,513,454
QUALCOMM, Inc.	518	76,462
		3,290,833
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–8.28%
†Adobe, Inc.	198	$49,581
†Crowdstrike Holdings, Inc. Class A	460	87,796
Intuit, Inc.	151	47,726
Microsoft Corp.	2,248	1,044,690
Oracle Corp.	626	81,299
†Palantir Technologies, Inc. Class A	871	107,185
†PTC, Inc.	508	69,698
Salesforce, Inc.	380	69,928
†ServiceNow, Inc.	500	55,615
		1,613,518
Specialized REITs–0.48%
VICI Properties, Inc.	3,545	93,411
		93,411
Specialty Retail–1.21%
Home Depot, Inc.	470	156,021
Lowe's Cos., Inc.	387	80,423
		236,444
Technology Hardware, Storage & Peripherals–7.49%
Apple, Inc.	4,555	1,407,085
†Sandisk Corp.	43	52,238
		1,459,323
Tobacco–0.66%
Philip Morris International, Inc.	677	129,185
		129,185
Total Common Stock (Cost $14,692,257)		18,800,614

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.62%)	80	80
Total Money Market Fund (Cost $80)		80

TOTAL INVESTMENTS–96.47% (Cost $14,692,337)	18,800,694

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(0.21)%
Centrally Cleared–(0.21)%
Call Options–(0.21)%
Advanced Micro Devices, Inc. Strike price $645.29, expiration date 09/03/2026, notional amount $(193,587)	(3)	$(2,019)
Advanced Micro Devices, Inc. Strike price $844.89, expiration date 08/20/2026, notional amount $(168,978)	(2)	(44)
Amazon.com, Inc. Strike price $267.74, expiration date 09/03/2026, notional amount $(214,192)	(8)	(10,358)
Amazon.com, Inc. Strike price $297.36, expiration date 08/20/2026, notional amount $(237,888)	(8)	(994)
Applied Materials, Inc. Strike price $967.83, expiration date 08/20/2026, notional amount $(193,566)	(2)	(23)
Lincoln U.S. Equity Income Maximizer Fund-2

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Call Options (continued)
Caterpillar, Inc. Strike price $979.25, expiration date 09/03/2026, notional amount $(195,850)	(2)	$(1,370)
Caterpillar, Inc. Strike price $1,140.82, expiration date 08/20/2026, notional amount $(228,164)	(2)	(20)
Cisco Systems, Inc. Strike price $138.23, expiration date 09/03/2026, notional amount $(152,053)	(11)	(1,181)
Cisco Systems, Inc. Strike price $143.81, expiration date 08/20/2026, notional amount $(158,191)	(11)	(385)
Eli Lilly & Co. Strike price $1,378.55, expiration date 08/20/2026, notional amount $(137,855)	(1)	(310)
Eli Lilly & Co. Strike price $1,432.66, expiration date 09/03/2026, notional amount $(143,266)	(1)	(329)
Goldman Sachs Group, Inc. Strike price $1,121.29, expiration date 09/03/2026, notional amount $(224,258)	(2)	(1,842)
Lam Research Corp. Strike price $554.31, expiration date 08/20/2026, notional amount $(110,862)	(2)	(4)
Meta Platforms, Inc. Strike price $719.66, expiration date 09/03/2026, notional amount $(143,932)	(2)	(226)
Micron Technology, Inc. Strike price $1,221.05, expiration date 09/03/2026, notional amount $(122,105)	(1)	(1,058)
Micron Technology, Inc. Strike price $1,665.11, expiration date 08/20/2026, notional amount $(166,511)	(1)	(29)
Microsoft Corp. Strike price $468.65, expiration date 09/03/2026, notional amount $(234,325)	(5)	(7,762)
Microsoft Corp. Strike price $471.85, expiration date 08/20/2026, notional amount $(283,110)	(6)	(5,686)
Morgan Stanley Strike price $254.88, expiration date 08/20/2026, notional amount $(76,464)	(3)	(5)
NVIDIA Corp. Strike price $229.95, expiration date 09/03/2026, notional amount $(689,850)	(30)	(5,586)
Palantir Technologies, Inc. Strike price $170.83, expiration date 09/03/2026, notional amount $(85,415)	(5)	(369)
Tesla, Inc. Strike price $368.34, expiration date 09/03/2026, notional amount $(110,502)	(3)	(948)
Tesla, Inc. Strike price $493.80, expiration date 08/20/2026, notional amount $(148,140)	(3)	(41)
(40,589)
Total Options Written (Premiums received $(23,391))		(40,589)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.74%	728,553
NET ASSETS APPLICABLE TO 1,516,779 SHARES OUTSTANDING–100.00%	$19,488,658

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
Lincoln U.S. Equity Income Maximizer Fund-3

Lincoln U.S. Equity Income Maximizer Fund
Statement of Assets and Liabilities
July 31, 2026
ASSETS:
Investments, at value	$18,800,694
Cash collateral held at broker for options contracts	442,486
Cash	291,817
Expense reimbursement receivable from Lincoln Financial Investments Corporation	87,061
Receivable for securities sold	57,066
Dividends and interest receivable	11,620
TOTAL ASSETS	19,690,744
LIABILITIES:
Payable for legal fee	91,634
Options written, at value	40,589
Payable for audit fee	35,000
Due to manager and affiliates	16,173
Other accrued expenses payable	7,176
Payable for fund accounting fee	6,276
Payable for transfer agent fees	5,238
TOTAL LIABILITIES	202,086
TOTAL NET ASSETS	$19,488,658
Investments, at cost	$14,692,337
Options written, (premiums received)	(23,391)
Class A:
Net Assets	$9,670,429
Shares Outstanding	753,872
Net Asset Value Per Share	$12.828
Class I:
Net Assets	$9,818,229
Shares Outstanding	762,907
Net Asset Value Per Share	$12.870
COMPONENTS OF NET ASSETS AT JULY 31, 2026:
Shares of beneficial interest (unlimited authorization–no par)	$15,177,071
Distributable earnings/(accumulated loss)	4,311,587
TOTAL NET ASSETS	$19,488,658
See accompanying notes, which are an integral part of the financial statements.
Lincoln U.S. Equity Income Maximizer Fund-4

Lincoln U.S. Equity Income Maximizer Fund
Statement of Operations
Year Ended July 31, 2026
INVESTMENT INCOME:
Dividends	$222,444
EXPENSES:
Professional fees	212,973
Management fees	154,658
Insurance expense	71,725
Transfer agent fees and expenses	60,487
Accounting and administration expenses	57,340
Trustees’ fees and expenses	45,224
Reports and statements to shareholders	30,965
Distribution fees-Class A	22,586
Custodian fees	10,773
Consulting fees	2,533
Index fees	1,700
Pricing fees	802
Other	7,097
678,863
Less:
Expenses reimbursed	(461,590)
Total operating expenses	217,273
NET INVESTMENT INCOME	5,171
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	62,192
Foreign currencies	3
Futures contracts	3,413
Options written	209,701
Net realized gain	275,309
Net change in unrealized appreciation (depreciation) of:
Investments	2,614,632
Options written	(13,718)
Net change in unrealized appreciation (depreciation)	2,600,914
NET REALIZED AND UNREALIZED GAIN	2,876,223
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,881,394
See accompanying notes, which are an integral part of the financial statements.

Lincoln U.S. Equity Income Maximizer Fund
Statements of Changes in Net Assets
	Year Ended	10/1/24* to
	7/31/26	7/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,171	$16,710
Net realized gain	275,309	309
Net change in unrealized appreciation (depreciation)	2,600,914	1,490,245
Net increase in net assets resulting from operations	2,881,394	1,507,264
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Class A	(29,951)	(3,932)
Class I	(36,680)	(8,839)
	(66,631)	(12,771)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	—	7,510,000
Class I	—	7,590,000
Reinvestment of dividends and distributions:
Class A	29,951	3,932
Class I	36,680	8,839
Increase in net assets derived from capital share transactions	66,631	15,112,771
NET INCREASE IN NET ASSETS	2,881,394	16,607,264
NET ASSETS:
Beginning of year	16,607,264	—
End of year	$19,488,658	$16,607,264

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Lincoln U.S. Equity Income Maximizer Fund-5

Lincoln U.S. Equity Income Maximizer Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln U.S. Equity Income Maximizer Fund Class A
	Year Ended 7/31/26	10/1/24[1] to 7/31/25

Net asset value, beginning of period	$10.981	$10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.012)	— [3]
Net realized and unrealized gain	1.899	0.986
Total from investment operations	1.887	0.986
Less dividends and distributions from:
Net investment income	—	(0.005)
Net realized gain	(0.040)	—
Total dividends and distributions	(0.040)	(0.005)
Net asset value, end of period	$12.828	$10.981
Total return[4]	17.21%	9.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,671	$8,251
Ratio of expenses to average net assets	1.32%	1.32%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	3.86%	4.85%
Ratio of net investment loss to average net assets	(0.10% )	— [5]
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(2.64% )	(3.53% )
Portfolio turnover	32%	18%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Per-share amount was less than $0.005.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.

[5]	Ratio was less than 0.005%.
See accompanying notes, which are an integral part of the financial statements.
Lincoln U.S. Equity Income Maximizer Fund-6

Lincoln U.S. Equity Income Maximizer Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln U.S. Equity Income Maximizer Fund Class I
	Year Ended 7/31/26	10/1/24[1] to 7/31/25

Net asset value, beginning of period	$10.997	$10.000
Income from investment operations:
Net investment income[2]	0.018	0.022
Net realized and unrealized gain	1.903	0.987
Total from investment operations	1.921	1.009
Less dividends and distributions from:
Net investment income	(0.008)	(0.012)
Net realized gain	(0.040)	—
Total dividends and distributions	(0.048)	(0.012)
Net asset value, end of period	$12.870	$10.997
Total return[3]	17.50%	10.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,818	$8,356
Ratio of expenses to average net assets	1.07%	1.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	3.61%	4.60%
Ratio of net investment income to average net assets	0.15%	0.25%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(2.39% )	(3.28% )
Portfolio turnover	32%	18%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.

See accompanying notes, which are an integral part of the financial statements.
Lincoln U.S. Equity Income Maximizer Fund-7

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements
July 31, 2026
Lincoln Funds Trust (the “Trust”) is a Delaware statutory trust. The Trust consists of 2 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln U.S. Equity Income Maximizer Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund offers Class A Shares and Class I Shares.
The Lincoln U.S. Equity Income Maximizer Fund seeks a high level of current income with long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions to be taken on the Fund's federal income tax returns through the year ended July 31, 2026, and the open tax year ended July 31, 2025, and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended July 31, 2026, the Fund did not incur any interest or tax penalties.
Management of the Fund has evaluated the disclosure requirements under ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures", and determined that the Fund had no material domestic or foreign income tax expense, benefits, or related balances for the current reporting period. Accordingly, no additional income tax disclosures are required or have been included in the accompanying financial statements.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Lincoln U.S. Equity Income Maximizer Fund-8

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.85% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 1.32% of the Fund’s average daily net assets for Class A and 1.07% for Class I. The reimbursement is accrued daily and received monthly. The agreement will continue at least through July 31, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended July 31, 2026, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2028	2029	Total
LFI	$452,873	$461,590	$914,463
Schroder Investment Management North America Inc. (“SIMNA”) (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
The Fund currently offers two classes of shares: Class A and Class I. The two classes of shares are identical, except that Class A shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Class A shares an annual 12b-1 Fee at a rate not to exceed 0.25% of the average daily net assets of the Class A shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Class A shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
Lincoln U.S. Equity Income Maximizer Fund-9

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At July 31, 2026, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$87,061
Management fees payable to LFI	14,113
Distribution fees payable to LFD	2,060
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Lincoln Life owned 50.30% of the Fund’s total shares, 100.00% of the Fund’s Class A shares, and 1.19% of the Fund’s Class I shares at July 31, 2026.
Schroders US Holdings Inc. owned 49.70% of the Fund’s total shares and 98.81% of the Fund’s Class I shares at July 31, 2026.
Other Service Providers - On behalf of the Fund, the Trust has entered into a Fund Accounting and Financial Administration Agreement with State Street Bank and Trust Company (“SSB”), to provide administrative and fund accounting services. The Trust has also entered into a Custody & Services Agreement with SSB, to serve as Custodian.
The Trust has entered into an agreement with FIS Investor Services LLC to act as Transfer and Shareholder Services Agent for the Fund under a Transfer Agency Services Order.
3. Investments
For the year ended July 31, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$5,884,502
Sales	5,670,377
At July 31, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$14,664,930
Aggregate unrealized appreciation of investments and derivatives	$4,954,573
Aggregate unrealized depreciation of investments and derivatives	(859,398)
Net unrealized appreciation of investments and derivatives	$4,095,175
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Lincoln U.S. Equity Income Maximizer Fund-10

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of July 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$18,800,614	$—	$—	$18,800,614
Money Market Fund	80	—	—	80
Total Investments	$18,800,694	$—	$—	$18,800,694
Derivatives:

Liabilities:
Options Written	$(40,589)	$—	$—	$(40,589)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to distributions from underlying real estate investment trusts (REITS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended July 31, 2026 and 2025 were as follows:
	Year Ended	10/1/24* to
	7/31/26	7/31/25
Ordinary income	$17,707	$12,771
Long-term capital gains	48,924	—
Total	$66,631	$12,771

*	Date of commencement of operations.
5. Components of Distributable Earnings on a Tax Basis
As of July 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$216,412
Net unrealized appreciation	4,095,175
Distributable earnings/(accumulated loss)	$4,311,587
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended July 31, 2026, there were no permanent differences requiring a reclassification.
At July 31, 2026, the Fund had no capital loss carryforwards for federal income tax purposes.
Lincoln U.S. Equity Income Maximizer Fund-11

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended	10/1/24* to
	7/31/26	7/31/25
Shares sold:
Class A	—	751,000
Class I	—	759,000
Shares reinvested:
Class A	2,487	385
Class I	3,040	867
	5,527	1,511,252
Shares redeemed:
Class A	—	—
Class I	—	—
Net increase	5,527	1,511,252

*	Date of commencement of operations.
7. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended July 31, 2026, the Fund used futures contracts as a cash management tool.
Options Contracts–During the year ended July 31, 2026, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the year ended July 31, 2026, the Fund used options contracts to generate income and to receive premiums for writing options.
Lincoln U.S. Equity Income Maximizer Fund-12

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements (continued)
 7. Derivatives (continued)
Fair values of derivative instruments as of July 31, 2026 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options written (Equity contracts)	Options written, at value	$—	Options written, at value	$(40,589)
The effect of derivative instruments on the Statement of Operations for the year ended July 31, 2026 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$3,413	$—
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	209,701	(13,718)
Total		$213,114	$(13,718)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended July 31, 2026.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$21,208	$—
Options contracts (average value)	—	34,675
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
At July 31, 2026, the Fund had no assets and liabilities subject to offsetting provisions.
8. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended July 31, 2026. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable
Lincoln U.S. Equity Income Maximizer Fund-13

Lincoln U.S. Equity Income Maximizer Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Subsequent Events
The Board of Trustees (“Board”) of the Trust, approved an Agreement and Plan of Reorganization to merge (1) the Lincoln Inflation Plus Fund and (2) the Lincoln U.S. Equity Income Maximizer Fund, each a series of the Trust, into newly created series of the Lincoln Variable Insurance Products Trust (the “Reorganization”). The Reorganization is expected to close in the fourth quarter of 2026, subject to certain conditions, including approval by shareholders of the Funds.
Lincoln U.S. Equity Income Maximizer Fund-14

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Lincoln U.S. Equity Income Maximizer Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Lincoln U.S. Equity Income Maximizer Fund (the “Fund”) (one of the series constituting Lincoln Funds Trust (the “Trust”)), including the schedule of investments, as of July 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended July 31, 2026, and for the period from October 1, 2024 (date of commencement of operations) through July 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Funds Trust) at July 31, 2026, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year ended July 31, 2026 and for the period from October 1, 2024 (date of commencement of operations) through July 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Lincoln investment companies since 1981.
Philadelphia, Pennsylvania
September 18, 2026
Lincoln U.S. Equity Income Maximizer Fund–15

Lincoln U.S. Equity Income Maximizer Fund
Tax Information (unaudited)
For federal income tax purposes, the following information with respect to the distributions of the fund, if any, paid during its taxable year ended July 31, 2026.
The fund reports the maximum amount allowed of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports maximum amount allowable as section 163(j) Interest Dividends.
The fund paid $48,924 in long term capital gain dividends.
The fund reports the maximum amount allowable of its section 199A dividends as defined in Proposed Treasury Regulations 71.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in the calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
Lincoln U.S. Equity Income Maximizer Fund-16

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There are no proxy disclosures for the registrant during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Statement of Operations in the Fund’s financial statements lists Directors’ fees paid by the Fund.

Certain officers and trustees of the Fund Complex are also officers or directors of the Lincoln National Life Insurance Company and its affiliates and receive no compensation from the Fund Complex. The Fund Complex pays compensation to unaffiliated trustees.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Lincoln Funds Trust

Lincoln Inflation Plus Fund

Lincoln U.S. Equity Income Maximizer Fund

15(c) Board Considerations

I. Background

On May 15, 2026, the Board of Trustees (the “Board”) of Lincoln Funds Trust (the “Trust”), a Delaware business trust, met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (the “Adviser”) and (ii) the renewal of the subadvisory agreement with Schroders Investment Management North America Inc. (“SIMNA”), subadviser to Lincoln Inflation Plus Fund and Lincoln U.S. Equity Income Maximizer Fund, series of the Trust (each, a “Fund” and collectively, the “Funds”) and with SIMNA’s affiliated investment adviser, Schroder Investment Management North America Limited (“SIMNA Ltd.”), sub-subadviser to the Funds.

With respect to the Lincoln Inflation Plus Fund, the investment management agreement herein also refers to an agreement with that Fund’s wholly owned Cayman Islands exempt company subsidiary (the “Subsidiary”), which in part is utilized to implement the Fund’s investment objectives and policies. “Subadvisory agreements” also refer to each Fund’s sub-subadvisory agreements. “Funds” also refers to the Subsidiary where appropriate. The investment management agreement and the subadvisory agreements collectively are referred to as the “Advisory Agreements.”

The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”) had requested and reviewed materials provided by the Adviser and the subadviser prior to and during the meeting and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements.

The Adviser and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and net expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, the Adviser and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately to consider the renewal of the Advisory Agreements.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

II. Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with the Adviser, the Board considered the nature, extent and quality of services provided to the Funds by the Adviser, including the Adviser’s personnel and resources and the Adviser’s criteria for reviewing a subadviser’s performance. The Board reviewed the services provided by the Adviser in serving as investment manager, including the backgrounds of the personnel providing the investment management services and compliance staff. It also reviewed information provided regarding risk management, compliance and regulatory matters. The Board further considered the Adviser’s expected business strategy with respect to the long-term viability of the Funds. The Board concluded that the services provided by the Adviser were satisfactory.

Performance. With respect to the Funds, the Board reviewed performance information provided by the Adviser for each Fund’s Class I compared to the median performance of funds in a peer group of similar funds for the one-year and since-inception periods ended December 31, 2025 and January 31, 2026.

The Board considered that the Adviser actively monitors the Funds’ performance and works with the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that the Adviser does not manage the day-to-day investment portfolio of the Funds and has delegated those duties to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by the Adviser, including its review of returns relative to each Funds’ investment objective and relative to each Fund’s broad-based benchmark and peer group, oversight of brokerage execution quality and compliance reviews. The Board concluded that the Adviser had appropriately reviewed and monitored the subadviser’s investment performance.

Management Fee. The Board reviewed each Fund’s investment management fee and net expense ratio and reviewed information comparing the investment management fee and net expense ratio to the median of a peer group for each Fund. The Board noted that with respect to the Lincoln Inflation Plus Fund, the Subsidiary is not charged a separate fee. The Board also considered that Lincoln Inflation Plus Fund’s investment management fee was above the median investment management fee of its respective peer group, but the net expense ratio was below the median net expense ratio of its respective peer group, and that Lincoln U.S. Equity Income Maximizer Fund’s investment management fee and net expense ratio were both above the medians of its respective peer group. In light of the nature, quality and extent of services provided by the Adviser, the Board concluded that each Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of the Adviser with respect to each Fund. The Board concluded that the estimated profitability of the Adviser in connection with the management of each Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Funds, the Adviser and its affiliates may receive certain benefits. The Board reviewed materials provided by the Adviser as to any such benefits.

III. Subadvisory Agreements

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreements with respect to each Fund, the Board considered the nature, extent and quality of services provided by the subadvisers under the subadvisory agreements. The Board reviewed the services provided by the subadvisers, the background of the investment professionals servicing the Funds and each subadviser’s reputation, resources and investment approach. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters.

Performance. The Board reviewed the information prepared by the Adviser evaluating each Fund’s returns compared to the returns of a peer group of similar funds. The Board noted that for each Fund, for the periods ended December 31, 2025 and January 31, 2026, each Fund’s returns were above the peer group medians for the since-inception and one-year periods. The Board concluded that the services provided by the subadvisers were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed each Fund’s subadvisory fee schedule and for Lincoln Inflation Plus Fund, the management fees of funds with similar investment strategies for which the subadviser serves as investment adviser or subadviser, noting that the subadviser does not manage accounts with investment strategies similar to Lincoln U.S. Equity Income Maximizer Fund. The Board considered that the Adviser compensates the subadviser from its fees and that the subadvisory fee schedule was negotiated between the Adviser and the subadviser, an unaffiliated party. With respect to the Lincoln Inflation Plus Fund, the Board noted that the Subsidiary is not charged a separate fee. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedules were negotiated between the Adviser and each subadviser, each of which are unaffiliated with the Adviser, and that the Adviser compensates the subadvisers from its fees. The Board reviewed materials provided as to any additional benefits the subadviser receives and noted the subadviser’s statement that the engagements may attract broker-dealers or investment advisers who may offer the subadviser the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manager programs.

IV. All Agreements

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(5)	Change in Registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Funds Trust

By (Signature and Title)	/s/ John Morriss
John Morriss, President
(principal executive officer)

Date:	September 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John Morriss
John Morriss, President
(principal executive officer)

Date:	September 17, 2026

By (Signature and Title)	/s/ James Hoffmayer
James Hoffmayer, Chief Accounting Officer
(principal financial officer)

Date:	September 17, 2026